Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

August 31, 2022

Dates Covered
Collections Period	07/07/22 - 08/31/22
Interest Accrual Period	08/10/22 - 09/14/22
30/360 Days	35
Actual/360 Days	36
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,011,780,299.77	42,981
Original Yield Supplement Overcollateralization Amount	111,703,805.23	0
Aggregate Starting Principal Balance	1,123,484,105.00	42,981
Principal Payments	65,211,461.66	1,145
Defaulted Receivables	102,510.26	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	98,550,736.14	0
Pool Balance at 08/31/22	959,619,396.94	41,834

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.19%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	5,202,627.49	191
Past Due 61-90 days	1,205,522.24	42
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,408,149.73	233

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	70,395.67
Aggregate Net Losses/(Gains) - August 2022	32,114.59
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,636,574.57
Actual Overcollateralization	8,636,574.57
Weighted Average Contract Rate	4.34%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	59.63

Flow of Funds	$ Amount
Collections	72,466,524.68
Investment Earnings on Cash Accounts	6,555.78
Servicing Fee	(1,685,226.16)
Transfer to Collection Account	-
Available Funds	70,787,854.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,344,118.75
(3) Noteholders' First Priority Principal Distributable Amount	6,680,603.06
(4) Class B Interest	120,683.40
(5) Noteholders' Second Priority Principal Distributable Amount	30,350,000.00
(6) Class C Interest	64,575.68
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,636,574.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	6,461,298.84

Total Distributions of Available Funds	70,787,854.30

Servicing Fee	1,685,226.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Original Note Balance	1,011,780,000.00
Principal Paid	60,797,177.63
Note Balance @ 09/15/22	950,982,822.37

Class A-1
Original Note Balance	210,000,000.00
Principal Paid	60,797,177.63
Note Balance @ 09/15/22	149,202,822.37
Note Factor @ 09/15/22	71.0489630%

Class A-2
Original Note Balance	404,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	404,700,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-3
Original Note Balance	252,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	252,900,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-4
Original Note Balance	98,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	98,700,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Original Note Balance	30,350,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	30,350,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Original Note Balance	15,130,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	15,130,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,529,377.83
Total Principal Paid	60,797,177.63
Total Paid	64,326,555.46

Class A-1
Coupon	2.96900%
Interest Paid	623,490.00
Principal Paid	60,797,177.63
Total Paid to A-1 Holders	61,420,667.63

Class A-2
Coupon	3.73000%
Interest Paid	1,467,599.58
Principal Paid	0.00
Total Paid to A-2 Holders	1,467,599.58

Class A-3
Coupon	3.66000%
Interest Paid	899,902.50
Principal Paid	0.00
Total Paid to A-3 Holders	899,902.50

Class A-4
Coupon	3.68000%
Interest Paid	353,126.67
Principal Paid	0.00
Total Paid to A-4 Holders	353,126.67

Class B
Coupon	4.09000%
Interest Paid	120,683.40
Principal Paid	0.00
Total Paid to B Holders	120,683.40

Class C
Coupon	4.39000%
Interest Paid	64,575.68
Principal Paid	0.00
Total Paid to C Holders	64,575.68

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4882858
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	60.0893254
Total Distribution Amount	63.5776112

A-1 Interest Distribution Amount	2.9690000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	289.5103697
Total A-1 Distribution Amount	292.4793697

A-2 Interest Distribution Amount	3.6263889
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.6263889

A-3 Interest Distribution Amount	3.5583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.5583333

A-4 Interest Distribution Amount	3.5777778
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.5777778

B Interest Distribution Amount	3.9763888
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9763888

C Interest Distribution Amount	4.2680555
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2680555

Noteholders' First Priority Principal Distributable Amount	109.88
Noteholders' Second Priority Principal Distributable Amount	499.20
Noteholders' Third Priority Principal Distributable Amount	248.86
Noteholders' Principal Distributable Amount	142.06

Account Balances	$ Amount
Reserve Account
Balance as of 08/10/22	5,058,901.50
Investment Earnings	6,555.78
Investment Earnings Paid	(6,555.78)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,599,401.11	N/A	N/A
Number of Extensions	97	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	N/A	N/A

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$966.22	88.2%
Class B Notes	$30.35	2.8%
Class C Notes	$15.13	1.4%
Fair Value of the Notes	$1,011.70	92.3%
Certificates	$83.84	7.7%
Total	$1,095.54	100.0%
Reserve Account	$5.06	0.5%
Fair Value of the Certificates and Reserve Account	$88.90	8.1%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.